SHAREHOLDERS' EQUITY (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Outstanding- Number of options	1,355,879
Exercised - Number of options	(136,708)
Outstanding- Number of options	1,157,385	1,355,879
Exercisable - Number of options	791,797
Vested and expected to vest - Number of options	1,117,531
Outstanding - Weighted average exercise price	$ 2.31
Exercised - Weighted average exercise price	$ 2.53
Outstanding - Weighted average exercise price	$ 2.74	$ 2.31
Exercisable - Weighted average exercise price	$ 2.54
Vested and expected to vest - Weighted average exercise price	$ 2.7
Outstanding - Weighted average remaining contractual term (in years)	5 years 10 months 13 days	6 years 5 months 16 days
Exercisable - Weighted average remaining contractual term (in years)	4 years 10 months 10 days
Vested and expected to vest - Weighted average remaining contractual term (in years)	5 years 9 months 7 days
Outstanding - Aggregate intrinsic value	$ 3,416
Exercised - Aggregate intrinsic value	572	2,197	1,895
Outstanding - Aggregate intrinsic value	2,298	3,416
Exercisable - Aggregate intrinsic value	1,738
Vested and expected to vest - Aggregate intrinsic value	2,261
Performance Shares [Member]
Outstanding- Number of options	139,250
Outstanding- Number of options	139,250	139,250
Exercisable - Number of options	114,250
Vested and expected to vest - Number of options	138,905
Outstanding - Weighted average exercise price	$ 1.44
Outstanding - Weighted average exercise price	$ 1.44	$ 1.44
Exercisable - Weighted average exercise price	$ 1.51
Vested and expected to vest - Weighted average exercise price	$ 1.44
Outstanding - Weighted average remaining contractual term (in years)	5 years 6 months 18 days	6 years 6 months 18 days
Exercisable - Weighted average remaining contractual term (in years)	5 years 5 months 12 days
Vested and expected to vest - Weighted average remaining contractual term (in years)	5 years 6 months 18 days
Outstanding - Aggregate intrinsic value	519
Outstanding - Aggregate intrinsic value	454	519
Exercisable - Aggregate intrinsic value	364
Vested and expected to vest - Aggregate intrinsic value	$ 452